CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

(the “Trust”)

Catholic Responsible Investments Magnus 45/55 Fund

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Catholic Responsible Investments Magnus 75/25 Fund

Catholic Responsible Investments Ultra Short Bond Fund

Catholic Responsible Investments Short Duration Bond Fund

Catholic Responsible Investments Opportunistic Bond Fund

Catholic Responsible Investments Bond Fund

Catholic Responsible Investments Equity Index Fund

Catholic Responsible Investments Multi-Style US Equity Fund

Catholic Responsible Investments International Equity Fund

Catholic Responsible Investments Small-Cap Fund

Catholic Responsible Investments International Small-Cap Fund

(the “Funds”)

Supplement dated June 17, 2022 to the Funds’ Prospectus, dated December 6, 2021,

as supplemented (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I.	Effective June 17, 2022: (i) Teachers Advisors, LLC will serve as an investment sub-adviser to the Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund; (ii) Wellington Management Company, LLP (“Wellington Management”) will serve as an investment sub-adviser to the Catholic Responsible Investments Short Duration Bond Fund; (iii) Sun Life Capital Management (U.S.) LLC (“SLC Management”) will serve as an investment sub-adviser to the Catholic Responsible Investments Opportunistic Bond Fund; and (iv) Longfellow Investment Management Co., LLC (“Longfellow”) will no longer serve as an investment sub-adviser to the Catholic Responsible Investments Short Duration Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund. Accordingly, as of June 17, 2022, the Prospectus is hereby amended and supplemented as follows:

1.	The “Catholic Responsible Investments Short Duration Bond Fund – Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes; mortgage pass-through securities and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

The Fund will invest primarily in securities denominated in U.S. dollars; however, the Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost-effective basis than by use of physical securities alone. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use fundamental research to capture inefficiencies in the valuation of sectors and individual securities, and may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg U.S. Treasury (1-3 Year) Index (the “Index”) duration, generally ranging within one to three years. The Fund seeks to maintain a low duration, typically within a range of +/- 10% of the Index, but may lengthen or shorten its duration within that range.

Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Thus, the higher the duration, the more volatile the security.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration index, the Bloomberg U.S. Treasury 1-3 Year Index, which is an ultra high credit quality benchmark and not broadly diversified across bond market sectors. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 10% below investment grade (off-benchmark) exposure is permitted. Non-U.S. dollar instruments are not permitted.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark (and its duration profile) and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church.  The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

2.	The following disclosure is hereby added to the “Catholic Responsible Investments Short Duration Bond Fund – Principal Risks” section of the Prospectus:

Credit Spread Risk – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Collateralized Loan Obligations Risk — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Impact Investing Risk – The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

3.	In the “Catholic Responsible Investments Short Duration Bond Fund – Principal Risks” section of the Prospectus, the disclosure relating to Active Management Risk is hereby deleted and replaced with the following:

Active Management Risk — The Fund is subject to the risk that a Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

4.	The “Catholic Responsible Investments Short Duration Bond Fund – Investment Sub-Adviser and Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

Investment Sub-Advisers and Portfolio Managers

Teachers Advisors, LLC

Stephen M. Liberatore, CFA, Portfolio Manager, Managing Director, has managed the portion of the Fund’s assets allocated to Teachers Advisors, LLC since 2022.

Jessica Zarzycki, CFA, Portfolio Manager, Managing Director, has managed the portion of the Fund’s assets allocated to Teachers Advisors, LLC since 2022.

Wellington Management Company LLP

Tim Smith, Fixed Income Portfolio Manager and Senior Managing Director, has managed the portion of the Fund’s assets allocated to Wellington Management Company LLP since 2022.

5.	The “Catholic Responsible Investments Opportunistic Bond Fund – Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities, adjustable rate mortgages (“ARMs”), mortgage-pass through securities and mortgage dollar rolls; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; collateralized loan obligations; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Generally, the Fund will invest in securities denominated in U.S. dollars but may invest in non-U.S. dollar securities issued by foreign entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be obligations of corporations, non-U.S. dollar denominated. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and forward and swaps in the interest rate, currency and credit default markets. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use top-down macroeconomic analysis along with fundamental research to capture inefficiencies in the valuation of sectors and individual securities combined with duration management in pursuit of above-benchmark returns over a full market cycle. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Fund seeks to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is also designed to permit its sub-advisers substantial flexibility to adjust the portfolio to take advantage of volatile market conditions and to mitigate the negative impact of rising interest rates.

The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg 1-5 Year Government Credit Index (the “Index”) duration, generally ranging within one-half years to five years. The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC Management has an overall investment objective is to seek total return versus the Bloomberg 1-5 Year Government Credit Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated investment grade and high yield fixed income securities, predominantly via securitized bonds without any issue or issuer concentration constraints. The long-term objective of the account is to outperform the Bloomberg 1-5 Year Government Credit Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration benchmark, the Bloomberg U.S. Government/Credit 1-5 Year Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 20% below investment grade (off-benchmark) exposure is permitted. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church.  The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

6.	The following disclosure is hereby added to the “Catholic Responsible Investments Opportunistic Bond Fund – Principal Risks” section of the Prospectus:

Credit Spread Risk – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Collateralized Loan Obligations Risk — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Impact Investing Risk – The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

7.	In the “Catholic Responsible Investments Opportunistic Bond Fund – Principal Risks” section of the Prospectus, the Merger and Other Arbitrage Transactions Risk disclosure is hereby deleted.

8.	The “Catholic Responsible Investments Opportunistic Bond Fund – Investment Sub-Advisers and Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

Investment Sub-Advisers and Portfolio Managers

Brandywine Global Investment Management, LLC

Anujeet Sareen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Jack McIntyre, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Brian Kloss, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Tracy Chen, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Brandywine Global Investment Management, LLC since 2021.

Sun Life Capital Management (U.S.) LLC

Richard Familetti, CFA, Chief Investment Officer, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Michael Donelan, CFA, Senior Managing Director, Senior Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Philip Mendonca, Managing Director, Senior Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Daniel J. Lucey Jr., CFA, Managing Director, Senior Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Matthew Salzillo, Managing Director, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Annette Serrao, CFA, Senior Director, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Raghava K. Vudata, Senior Director, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Sun Life Capital Management (U.S.) LLC since 2022.

Teachers Advisors, LLC

Stephen M. Liberatore, CFA, Portfolio Manager, Managing Director, has managed the portion of the Fund’s assets allocated to Teachers Advisors, LLC since 2022.

Jessica Zarzycki, CFA, Portfolio Manager, Managing Director, has managed the portion of the Fund’s assets allocated to Teachers Advisors, LLC since 2022.

9.	The “Catholic Responsible Investments Bond Fund – Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”), adjustable rate mortgages (“ARMs”) and mortgage pass-through securities; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies, government-sponsored enterprises, foreign local government entities, and supranational entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost effective basis than by use of physical securities alone. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be within a range of +/- 20% of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-25% of the Bloomberg U.S. Aggregate Bond Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg U.S. Aggregate Bond Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Dodge & Cox

Dodge & Cox will invest primarily in U.S. fixed income securities, including, but not limited to, U.S. government and agency securities, corporate bonds, and mortgage- and asset-backed securities. Dodge & Cox will also invest in below investment grade securities and U.S. dollar-denominated debt of non-U.S. issuers, including corporate, sovereign, foreign agencies, foreign local government entities, and supranationals.

Dodge & Cox seeks to construct and manage a portfolio of securities selected through bottom-up fundamental analysis and with an emphasis on valuation. By combining fundamental research with a long-term investment horizon, Dodge & Cox seeks to uncover and act upon inefficiencies in the relative valuations of individual securities. Dodge & Cox’s credit research focuses on the factors it believes can influence an individual issuer’s creditworthiness and any downside protection that exists. At the security level, Dodge & Cox’s analysis emphasizes the terms and conditions and structural characteristics of each instrument. Dodge & Cox also considers economic trends and special circumstances that may affect an industry or a specific issuer or issue.

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC management has an overall investment objective to seek total return versus the Bloomberg U.S. Aggregate Bond Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated, investment grade fixed income securities. The long-term objective of the account is to outperform the Bloomberg U.S. Aggregate Bond Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a core, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a commonly used core benchmark, the Bloomberg U.S. Aggregate Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach was established in 2007 and seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church.  The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

10.	The following disclosure is hereby added to the “Catholic Responsible Investments Bond Fund – Principal Risks” section of the Prospectus:

Credit Spread Risk – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Impact Investing Risk – The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

11.	In the “Catholic Responsible Investments Bond Fund – Principal Risks” section of the Prospectus, the first sentence of the Emerging Markets Securities Risk disclosure is hereby deleted and replaced with the following:

The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities.

12.	The following disclosure is hereby added to the “Catholic Responsible Investments Bond Fund – Investment Sub-Advisers and Portfolio Managers” section of the Prospectus:

Teachers Advisors, LLC

Stephen M. Liberatore, CFA, Portfolio Manager, Managing Director, has managed the portion of the Fund’s assets allocated to Teachers Advisors, LLC since 2022.

Jessica Zarzycki, CFA, Portfolio Manager, Managing Director, has managed the portion of the Fund’s assets allocated to Teachers Advisors, LLC since 2022.

13.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the sub-sections entitled “Catholic Responsible Investment Short Duration Bond Fund,” “Catholic Responsible Investments Opportunistic Bond Fund” and “Catholic Responsible Investments Bond Fund” are hereby deleted and replaced with the following:

Catholic Responsible Investments Short Duration Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes; mortgage pass-through securities and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

The Fund will invest primarily in securities denominated in U.S. dollars; however, the Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost-effective basis than by use of physical securities alone. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use fundamental research to capture inefficiencies in the valuation of sectors and individual securities, and may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg U.S. Treasury (1-3 Year) Index (the “Index”) duration, generally ranging within one to three years. The Fund seeks to maintain a low duration, typically within a range of +/- 10% of the Index, but may lengthen or shorten its duration within that range.

Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Thus, the higher the duration, the more volatile the security.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration index, the Bloomberg U.S. Treasury 1-3 Year Index, which is an ultra high credit quality benchmark and not broadly diversified across bond market sectors. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 10% below investment grade (off-benchmark) exposure is permitted. Non-U.S. dollar instruments are not permitted.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark (and its duration profile) and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

The investment process incorporates both top-down and bottom-up elements. The primary investment style will be individual issue selection, based on impact qualifications, sector weightings based on risk-adjusted relative value assessment across sectors, and fundamental credit analysis to take advantage of relative valuation opportunities. Duration and yield curve management will be de-emphasized relative to intermediate duration mandates or opportunistic mandates that permit greater duration flexibility, but will be based upon projected changes in the shape of the yield curve and a longer-term outlook on real interest rates, Fed policy, and economic cycle, among factors and considerations. Tactical trading opportunities may arise due to new issue discounts or secondary market opportunities identified by the portfolio management team and TAL’s sector specialist traders.

The portfolio is expected to have higher tracking error compared with a traditional short duration strategy, especially one with a pure U.S. Treasury benchmark without any credit exposure. Sector composition is expected to differ meaningfully from the benchmark given that U.S. Treasury issuance is presently general obligation debt, which precludes classification of an impact security based on specified use of proceeds. Therefore, the portfolio will be constructed using spread sectors.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investments Opportunistic Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities, adjustable rate mortgages (“ARMs”) mortgage pass-through securities and mortgage dollar rolls; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; collateralized loan obligations; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Generally, the Fund will invest in securities denominated in U.S. dollars but may invest in non-U.S. dollar securities issued by foreign entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be obligations of corporations, non-U.S. dollar denominated. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and forward and swaps in the interest rate, currency and credit default markets. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use top-down macroeconomic analysis along with fundamental research to capture inefficiencies in the valuation of sectors and individual securities combined with duration management in pursuit of above-benchmark returns over a full market cycle. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Fund seeks to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is also designed to permit its sub-advisers substantial flexibility to adjust the portfolio to take advantage of volatile market conditions and to mitigate the negative impact of rising interest rates.

The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg 1-5 Year Government Credit Index (the “Index”) duration, generally ranging within one-half years to five years. The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC Management has an overall investment objective is to seek total return versus the Bloomberg 1-5 Year Government Credit Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated investment grade and high yield fixed income securities, predominantly via securitized bonds without any issue or issuer concentration constraints. The long-term objective of the account is to outperform the Bloomberg 1-5 Year Government Credit Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

SLC Management seeks to consistently identify and exploit mispriced securities within the fixed income market in order to drive superior risk-adjusted returns. Since inception, SLC Management’s investment philosophy has remained unchanged. SLC Management believes that corporate and securitized credit markets, due to the vast number of securities that trade over the counter, often have inefficient pricing that can be exploited. While monitoring the relationships and correlations of various bonds and issuers, SLC Management’s analysts and portfolio managers review and analyse the underlying fundamentals to attempt to identify if a dislocation is warranted, either oversold or overbought. SLC Management also monitors subsector spread correlations and relationships with other asset classes to screen for sectors SLC Management believes are trading at a premium or discount or that have characteristics deemed to be high quality. In general, SLC Management does not use interest rate anticipation and instead focuses on security-level inefficiencies to drive performance. Fundamental and technical research and analysis of the corporate credit and structured credit markets are used to identify a universe of issues within a sector and subsector and determine which issues are selected for the portion of the Fund managed by SLC Management.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration benchmark, the Bloomberg U.S. Government/Credit 1-5 Year Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 20% below investment grade (off-benchmark) exposure is permitted. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

The investment process incorporates both top-down and bottom-up elements. The primary investment style will be individual issue selection, based on impact qualifications, sector weightings based on risk-adjusted relative value assessment across sectors, and fundamental credit analysis to take advantage of relative valuation opportunities. Secondarily, duration and yield curve management will be based upon projected changes in the shape of the yield curve and a longer-term outlook on real interest rates, Fed policy, and economic cycle, among factors and considerations. Tactical trading opportunities may arise due to new issue discounts or secondary market opportunities identified by the portfolio management team and TAL’s sector specialist traders.

The portfolio is expected to have higher tracking error compared with a traditional short duration bond strategy, as sector composition is expected to differ meaningfully from the benchmark. For example, U.S. Treasury issuance is presently general obligation debt, which precludes classification of an impact security based on specified use of proceeds. TAL would expect 0% U.S. Treasury allocation in this portfolio under normal market conditions. TAL also expects the portfolio to invest meaningfully in ABS and CMBS impact securities, whereas securitized sectors are not included in the benchmark. Additionally, issue sizes for impact securities may be smaller than the minimum par requirement for inclusion in the Fund’s benchmark.

Catholic Responsible Investments Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”), adjustable rate mortgages (“ARMs”) and mortgage pass-through securities; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies, government-sponsored enterprises, foreign local government entities, and supranational entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost effective basis than by use of physical securities alone. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be within a range of +/- 20% of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/- 25% of the Bloomberg U.S. Aggregate Bond Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg U.S. Aggregate Bond Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Dodge & Cox

Dodge & Cox will invest primarily in U.S. fixed income securities, including, but not limited to, U.S. government and agency securities, including discount and zero-coupon instruments, corporate bonds, mortgage- and asset-backed securities, including mortgage-backed pass-thru securities, mortgage dollar rolls, mortgage TBAs, collateralized mortgage obligations and other structured mortgage securities, and commercial mortgage-backed securities. Dodge & Cox will also invest in below investment grade securities and U.S. dollar-denominated debt of non-U.S. issuers, including corporate, sovereign, foreign agencies, foreign local government entities, and supranationals. Other permitted investments include debt issuances of REIT limited partnerships, master limited partnerships or limited partnerships, municipal bonds (taxable and tax-exempt), convertible bonds, preferred stock and trust preferreds, hybrid securities (including capital securities and industrial hybrids), covered bonds, bonds issued by U.S. colleges and universities, leveraged bank loans, commercial paper and all security types included in the Fund’s benchmark index. When Dodge & Cox determines it is necessary, Dodge & Cox is permitted to make temporary investments in short-term debt instruments, money market funds, government securities, securities of deposit, bankers’ acceptances and similar cash equivalents. Securities received pursuant to an exchange offer or other situations are also permissible. Dodge & Cox may invest in exchange traded Treasury bond futures contracts when used for managing portfolio duration, yield curve positioning or trading execution on a more cost-effect basis than by use of physical securities alone.

Dodge & Cox seeks to construct and manage a portfolio of securities selected through bottom-up fundamental analysis and with an emphasis on valuation. By combining fundamental research with a long-term investment horizon, Dodge & Cox seeks to uncover and act upon inefficiencies in the relative valuations of individual securities. Dodge & Cox’s credit research focuses on the factors it believes can influence an individual issuer’s creditworthiness and any downside protection that exists. At the security level, Dodge & Cox’s analysis emphasizes the terms and conditions and structural characteristics of each instrument. Dodge & Cox also considers economic trends and special circumstances that may affect an industry or a specific issuer or issue.

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC management has an overall investment objective to seek total return versus the Bloomberg U.S. Aggregate Bond Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated, investment grade fixed income securities. The long-term objective of the account is to outperform the Bloomberg U.S. Aggregate Bond Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

In identifying investment opportunities and constructing its allocated portion of the Fund’s portfolio, SLC Management relies primarily on sector rotation (focusing investments on one or more sectors of the Bloomberg U.S. Aggregate Bond Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the allocated portion to benefit from relative investing opportunities along the yield curve). SLC Management evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. SLC Management also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating its allocated portion of the Fund’s assets among issuers, industry sectors and maturities.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a core, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a commonly used core benchmark, the Bloomberg U.S. Aggregate Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach was established in 2007 and seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

The investment process incorporates both top-down and bottom-up elements. The primary investment style will be individual issue selection, based on impact qualifications, sector weightings based on risk-adjusted relative value assessment across sectors, and fundamental credit analysis to take advantage of relative valuation opportunities. Secondarily, duration and yield curve management will be based upon projected changes in the shape of the yield curve and a longer-term outlook on real interest rates, Fed policy, and economic cycle, among factors and considerations. Tactical trading opportunities may arise due to new issue discounts or secondary market opportunities identified by the portfolio management team and TAL’s sector specialist traders.

The portfolio is expected to have higher tracking error compared with a traditional core bond strategy, as sector composition is expected to differ meaningfully from the benchmark. For example, U.S. Treasury issuance is presently general obligation debt, which precludes classification of an impact security based on specified use of proceeds. TAL would expect 0% U.S. Treasury allocation in this portfolio under normal market conditions. Additionally, issue sizes for impact securities may be smaller than the minimum par requirement for inclusion in the Fund’s benchmark.

14.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the following disclosure is hereby added to the sub-section entitled “The Funds’ Principal Risks”:

Collateralized Loan Obligations Risk (Catholic Responsible Investments Short Duration Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Funds may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Spread Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of a Fund’s debt securities.

Foreign Sovereign Debt Securities Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Impact Investing Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – Each Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Funds may forgo some market opportunities available to funds that do not use these criteria.

Liquidity Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines approved by the Board. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4.

Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Funds will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Although the Funds retain the ability to meet redemption requests through in-kind exchanges, subject to certain conditions, the Funds may need to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, the Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Such sales may adversely affect a Fund’s NAV.

15.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the first sentence of the Swap Agreements disclosure in the sub-section entitled “The Funds’ Principal Risks” is hereby deleted and replaced with the following:

Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, currency, instrument or securities.

16.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the Emerging Markets Securities Risk disclosure in the sub-section entitled “The Funds’ Principal Risks” is hereby deleted and replaced with the following:

Emerging Markets Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

17.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the Foreign Company Risk disclosure in the sub-section entitled “The Funds’ Principal Risks” is hereby deleted and replaced with the following:

Foreign Company Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

18.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the Merger and Other Arbitrage Transactions Risk disclosure in the sub-section entitled “The Funds’ Principal Risks” is hereby deleted.

19.	In the “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus, the Portfolio Turnover Risk disclosure in the sub-section entitled “The Funds’ Principal Risks” is hereby deleted and replaced with the following:

Portfolio Turnover Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by the Fund. Shareholders may pay tax on such capital gains.

20.	In the “Investment Sub-Advisers and Portfolio Managers” section of the Prospectus, the disclosure relating to Wellington Management in the sub-section entitled “Catholic Responsible Investments Short Duration Bond Fund” is hereby deleted and replaced with the following:

Teachers Advisors, LLC (“TAL”), 730 Third Avenue, New York, New York 10017-3206, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Short Duration Bond Fund. As of March 31, 2022, TAL had approximately $369 billion in assets under management.

Portfolio Managers:

Stephen M. Liberatore, CFA, Portfolio Manager, Managing Director, is the lead portfolio manager for TAL’s fixed income strategies that incorporate Environmental, Social and Governance (ESG) criteria and Impact investments, including those that comprise TAL’s Core Impact Bond, Short Duration Impact Bond and Green Bond composites. He is also a member of TAL’s Investment Committee. Steve serves on the International Capital Market Association (“ICMA”) Green Bond Principles Advisory Council and was a member of the ICMA’s initial executive committee. He is a member of the United Nation (“UN”) Capital Development Fund’s working group on Climate Insurance Linked Resilient Infrastructure Finance and serves on the UN’s Joint Sustainable Development Goals Fund’s Blue Economy Investor Advisory Group. He also serves on S&P’s Global Ratings ESG Leadership Council. Before joining the firm in 2004, he held roles at Nationwide Mutual Insurance and Protective Life. Steve graduated with a B.S. from the State University of New York at Buffalo and an M.B.A. in Finance and Operations from Wake Forest University. He holds the CFA designation and is a member of the CFA Society of North Carolina and the CFA Institute.

Jessica Zarzycki, CFA, Portfolio Manager, Managing Director, is a portfolio manager for TAL’s global fixed income team. She is a part of TAL’s ESG/Impact fixed income strategy team and co-portfolio manager on the firm’s Core Impact Bond, Green Bond and Short Duration Impact Bond strategies. Jessica’s analyst responsibilities include sovereigns and local markets throughout Western Europe. She is a member of the ICMA Advisory Board, which provides insight and guidance to the Executive Committee on issues affecting the Green, Social, and Sustainable Bond markets. Jessica joined the firm in 2008 as an agency MBS analyst before joining the International/EMD sector team as a European sovereign and agency analyst. Prior to TAL, she worked at Citi Global Wealth Management (GWM), helping to manage liquidity and risk of the GWM balance sheet. Jessica graduated with a B.S. in Business Administration with an emphasis in Finance from The Ohio State University. She holds the CFA designation and is a member of the CFA Society New York and the CFA Institute.

Wellington Management Company LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Short Duration Bond Fund. As of March 31, 2022, Wellington Management had approximately $1.3 trillion in assets under management.

Portfolio Manager:

Tim Smith, Senior Managing Director, Partner and Fixed Income Portfolio Manager, joined Wellington Management in 1992. Mr. Smith is a portfolio manager on Wellington Management’s Short Duration team, specializing in short-duration investing, including money market, enhanced cash, LIBOR and short-term bond portfolios primarily for mutual fund, corporate and insurance clients. Mr. Smith is chair of Wellington Management’s Short Duration Strategy Group and is a member of Wellington Management’s Financial Reserves Team. Prior to joining Wellington Management in 1992, Mr. Smith worked at Fidelity Investments. Mr. Smith received both his MBA and B.S. from Babson College.

21.	In the “Investment Sub-Advisers and Portfolio Managers” section of the Prospectus, the following disclosure is hereby added to the sub-section entitled “Catholic Responsible Investments Opportunistic Bond Fund”:

Sun Life Capital Management (U.S.) LLC (“SLC Management”), 500 Fifth Avenue, Suite 2500, New York, New York 10110, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund. As of March 31, 2022, SLC Management had approximately $10.8 billion in assets under management.

Portfolio Managers:

Richard Familetti, CFA, Chief Investment Officer, joined SLC Management in 2009 and has over 25 years of industry experience. Mr. Familetti most recently served as Ryan Labs Asset Management’s President and CIO. In his current role, he leads the portfolio management team who invest on behalf of SLC Management’s U.S. pension asset management clients. Rich and his team have extensive experience specializing in corporate credit and fixed income asset allocation, covering all sectors of the fixed income markets employing a combination of fundamental and technical analysis. Rich’s portfolio of work includes senior portfolio management positions at Halbis Capital Management, Calyon Bank, Credit Suisse Asset Management, and Lazard Freres Asset Management. Mr. Familetti earned his M.B.A. from Fordham University and Bachelor of Arts from Hofstra University. He is a CFA Charterholder and is a member of the New York CFA society.

Michael Donelan, CFA, Senior Managing Director, Senior Portfolio Manager, joined SLC Management in 2003 as Portfolio Manager and Director of Trading. His experience includes fundamental and technical research as well as trading a wide spectrum of fixed income securities. Prior to joining SLC Management, Mike held positions as Principal Investment Officer for the New York State Insurance Fund, Director of Asset Management at Native Nations Asset Management, Senior Portfolio Manager with Butterfield Asset Management in Bermuda, Portfolio Manager and Trader at ABN-AMRO Bank, and trader at Brown Brothers Harriman. Mr. Donelan holds an M.B.A. from Fordham University and a Bachelor of Science in Finance from Seton Hall University. He is a CFA Charterholder and is a member of the New York CFA society.

Philip Mendonca, Managing Director, Senior Portfolio Manager, joined SLC Management in 2003 and is responsible for the U.S. Total Return Fixed Income team’s structured product investments and mortgage credit strategies. Philip also co-manages SLC Management’s real return, short duration, core, and custom LDI portfolios. Philip has successfully headed the portfolio management team’s investments in levered and unlevered investments in Mortgage, Asset Backed and interest rate/inflation linked strategies. Philip directs the team’s credit strategy as it relates to mortgages, both residential and commercial, and a myriad of asset backed securities. During his tenure at SLC Management, Philip developed several yield curve pricing tools and performance indices and was heavily involved in the development of custom client solutions in asset liability analysis, custom benchmarks creation and portfolio structuring. Philip was an active duty Marine for four years serving in posts throughout Asia, North Africa and the Middle East before joining SLC Management. Mr. Mendonca holds a Bachelor of Business Administration in Management Science and Operations Research from Pace University.

Daniel J. (D.J.) Lucey Jr., CFA, Managing Director, Senior Portfolio Manager, joined SLC Management in 2009 and is a Portfolio Manager focusing on the structured product sector. D.J. co-manages the short duration, core, and custom LDI portfolios as part of SLC Management’s U.S. Total Return Fixed Income team. D.J.’s responsibilities include credit research and valuation, and managing and trading the ABS, CMBS, and MBS sectors. Prior to 2010, D.J. served as an Institutional Portfolio Strategist for the team. In that role, he was responsible for LDI/Fixed Income research, strategy and communicating investment philosophy, capital market climate and underlying positions to institutional clients. He also assisted with asset/liability strategies and credit research. D.J.’s prior experience includes actuarial analysis, pension fund asset and liability valuation, and pension industry research. Before joining SLC Management, D.J. was a Senior Research Analyst with Cerulli Associates, a strategy research and consulting firm specializing in the financial services industry. Past research and articles he’s authored cover institutional asset allocation and asset/liability management, liability-driven investment strategies and the use of alternatives in pension funds. D.J. also served as an actuarial analyst at Fidelity Investments, performing defined benefit asset and liability valuation and consulting plan sponsors on asset/liability management. Mr. Lucey, Jr. holds a Bachelor of Arts in Economics from the College of the Holy Cross. He is a CFA Charterholder and is a member of the New York CFA society.

Matthew Salzillo, Managing Director, Portfolio Manager, joined SLC Management in 2004 and is a Portfolio Manager focusing on the Treasuries, Agencies and Credit sectors. He trades across all sectors in short, intermediate, long, and very long maturities. Matt leads monitoring of the new issue market for the team. He is heavily involved in SLC Management’s portfolio construction process for generic and custom benchmarks. Prior to 2013, Matt was a Trader/Analyst on the U.S. Total Return Fixed Income team. His responsibilities included trading across asset classes in the fixed income markets, working within the portfolio management team to develop and implementing investment strategies, and monitoring portfolio and trade compliance. Mr. Salzillo earned his M.B.A. in Finance from Rutgers University and Bachelor of Science in Marketing from the Stillman School of Business at Seton Hall University.

Annette Serrao, CFA, Senior Director and Portfolio Manager, joined SLC Management in July 2010 and is a Portfolio Manager focusing on Long Credit and LDI strategies. She is primarily responsible for the portfolio construction process, credit analysis and trading within these strategies. Prior to 2020, Annette served as a Portfolio Strategist, where her primary responsibilities included conducting asset liability analysis and providing asset portfolio details to clients and consultants. Additionally, she performed attribution analysis of fixed income portfolios and assisted with GIPS® compliance and management of the composite processes and analytics. Annette also worked in the Client Service and Marketing division of the firm until 2014. Annette previously served as an Associate for two years at Tata Consultancy Services, India, Banking, Financial Services and Insurance sector (BFSI), leading data warehousing projects related to credit cards, mortgages, personal loans and auto loans across different geographies. Ms. Serrao earned her M.B.A. in Finance from Pace University’s Lubin School of Business and a Bachelor of Engineering in Computer Engineering from Mumbai University, India. She is a CFA Charterholder and a member of the New York CFA society. She also holds a Six Sigma (Green Belt) certification.

Raghava K. Vudata, Senior Director and Portfolio Manager, joined SLC Management in 2008 and is a Portfolio Manager focusing primarily on structured products, Agency and Non-Agency MBS and Treasury allocations. Prior to 2021, Raghava worked on the Structured Products division where his primary focus was in the MBS Sector. His responsibilities included performing in-depth analysis and identifying relative value opportunities and trading of MBS holdings across multiple strategies. He also assisted senior Portfolio Managers on the structured team on research and evaluation across other structured sectors such as ABS, CMBS and CMOS. Raghava also manages the Treasury portion of the portfolios for SLC Management’s DRP Strategy and acts as liaison between the firm’s Underlay and derivatives teams. Apart from his portfolio management duties, he is also extensively involved in implementation of Risk/Performance attribution systems. In this role, he is responsible for generating and analyzing various risk/attribution reports across multiple portfolios and communicating it to other Portfolio Managers/traders/analysts. Upon joining the firm, Raghava served as an Index Analyst, responsible for the creation and maintenance of all the firm’s Indexes. Raghava was actively involved in daily and monthly operational procedures and coordinated with operational personnel on maintaining and improving internal systems. He also had responsibilities in web development and client service. Mr. Vudata holds a Master’s degree in Engineering Management (Finance Major) from New Mexico Institute of Mining and Technology and a Bachelor of Technology degree from J.N.T University.

Teachers Advisors, LLC (“TAL”), 730 Third Avenue, New York, New York 10017-3206, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund. As of March 31, 2022, TAL had approximately $369 billion in assets under management.

Portfolio Managers:

Stephen M. Liberatore, CFA, Portfolio Manager, Managing Director, is the lead portfolio manager for TAL’s fixed income strategies that incorporate Environmental, Social and Governance (ESG) criteria and Impact investments, including those that comprise TAL’s Core Impact Bond, Short Duration Impact Bond and Green Bond composites. He is also a member of TAL’s Investment Committee. Steve serves on the International Capital Market Association (“ICMA”) Green Bond Principles Advisory Council and was a member of the ICMA’s initial executive committee. He is a member of the United Nation (“UN”) Capital Development Fund’s working group on Climate Insurance Linked Resilient Infrastructure Finance and serves on the UN’s Joint Sustainable Development Goals Fund’s Blue Economy Investor Advisory Group. He also serves on S&P’s Global Ratings ESG Leadership Council. Before joining the firm in 2004, he held roles at Nationwide Mutual Insurance and Protective Life. Steve graduated with a B.S. from the State University of New York at Buffalo and an M.B.A. in Finance and Operations from Wake Forest University. He holds the CFA designation and is a member of the CFA Society of North Carolina and the CFA Institute.

Jessica Zarzycki, CFA, Portfolio Manager, Managing Director, is a portfolio manager for TAL’s global fixed income team. She is a part of TAL’s ESG/Impact fixed income strategy team and co-portfolio manager on the firm’s Core Impact Bond, Green Bond and Short Duration Impact Bond strategies. Jessica’s analyst responsibilities include sovereigns and local markets throughout Western Europe. She is a member of the ICMA Advisory Board, which provides insight and guidance to the Executive Committee on issues affecting the Green, Social, and Sustainable Bond markets. Jessica joined the firm in 2008 as an agency MBS analyst before joining the International/EMD sector team as a European sovereign and agency analyst. Prior to TAL, she worked at Citi Global Wealth Management (GWM), helping to manage liquidity and risk of the GWM balance sheet. Jessica graduated with a B.S. in Business Administration with an emphasis in Finance from The Ohio State University. She holds the CFA designation and is a member of the CFA Society New York and the CFA Institute.

22.	In the “Investment Sub-Advisers and Portfolio Managers” section of the Prospectus, the following disclosure is hereby added to the sub-section entitled “Catholic Responsible Investments Bond Fund”:

Teachers Advisors, LLC (“TAL”), 730 Third Avenue, New York, New York 10017-3206, serves as investment sub-adviser to a portion of the assets of the Catholic Responsible Investments Bond Fund. As of March 31, 2022, TAL had approximately $369 billion in assets under management.

Portfolio Managers:

Stephen M. Liberatore, CFA, Portfolio Manager, Managing Director, is the lead portfolio manager for TAL’s fixed income strategies that incorporate Environmental, Social and Governance (ESG) criteria and Impact investments, including those that comprise TAL’s Core Impact Bond, Short Duration Impact Bond and Green Bond composites. He is also a member of TAL’s Investment Committee. Steve serves on the International Capital Market Association (“ICMA”) Green Bond Principles Advisory Council and was a member of the ICMA’s initial executive committee. He is a member of the United Nation (“UN”) Capital Development Fund’s working group on Climate Insurance Linked Resilient Infrastructure Finance and serves on the UN’s Joint Sustainable Development Goals Fund’s Blue Economy Investor Advisory Group. He also serves on S&P’s Global Ratings ESG Leadership Council. Before joining the firm in 2004, he held roles at Nationwide Mutual Insurance and Protective Life. Steve graduated with a B.S. from the State University of New York at Buffalo and an M.B.A. in Finance and Operations from Wake Forest University. He holds the CFA designation and is a member of the CFA Society of North Carolina and the CFA Institute.

Jessica Zarzycki, CFA, Portfolio Manager, Managing Director, is a portfolio manager for TAL’s global fixed income team. She is a part of TAL’s ESG/Impact fixed income strategy team and co-portfolio manager on the firm’s Core Impact Bond, Green Bond and Short Duration Impact Bond strategies. Jessica’s analyst responsibilities include sovereigns and local markets throughout Western Europe. She is a member of the ICMA Advisory Board, which provides insight and guidance to the Executive Committee on issues affecting the Green, Social, and Sustainable Bond markets. Jessica joined the firm in 2008 as an agency MBS analyst before joining the International/EMD sector team as a European sovereign and agency analyst. Prior to TAL, she worked at Citi Global Wealth Management (GWM), helping to manage liquidity and risk of the GWM balance sheet. Jessica graduated with a B.S. in Business Administration with an emphasis in Finance from The Ohio State University. She holds the CFA designation and is a member of the CFA Society New York and the CFA Institute.

23.	All references to Longfellow are hereby deleted from the Prospectus.

II.	The Funds and Christian Brothers Investment Services, Inc. (the “Adviser”), the Funds’ investment adviser, have obtained an exemptive order from the U.S. Securities and Exchange Commission that permits the Adviser to select new sub-advisers with the approval of the Board of Trustees of the Trust but without obtaining shareholder approval, subject to certain conditions. Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.	In the “Investment Adviser and Portfolio Managers” section of the Prospectus, the sub-sections entitled “Manager-of-Managers Structure” and “Multi-Manager Exemptive Order” are hereby deleted and replaced with the following:

Manager-of-Managers Structure: The Adviser acts as the manager of managers of the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund and is responsible for the investment performance of these Funds, since it allocates each Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit the investment advisory fees paid by the Funds to the Adviser to be increased or the Adviser’s obligations under the Funds’ investment advisory agreement, including the Adviser’s responsibility to monitor and oversee the sub-advisory services furnished to each Fund, to be materially changed without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of a Fund or the Adviser, except for sub-advisory agreements with a direct or indirect wholly-owned subsidiary of the Adviser or any future parent company of the Adviser (a “Wholly-Owned Sub-adviser”), require shareholder approval. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement.

The Adviser’s ability to identify and combine complementary managers for each active strategy is a hallmark of its expertise and value-add. The Adviser looks for high conviction managers with a clear core competency. In most cases, this means a concentrated portfolio with a longer-term investment horizon and higher risk relative to the index. Because of its multi-manager portfolio construction approach, the Adviser can assume higher individual manager risk as long as its sub-advisers complement each other. By combining these complementary managers in a Fund, the Adviser expects to achieve a more consistent return pattern at a lower total risk level than any one of the individual managers. The Adviser also evaluates each manager’s ability to implement its Catholic screening while still staying true to their investment approach.

Multi-Manager Exemptive Order: The Funds and the Adviser have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) that permits the Adviser, subject to certain conditions, to select new sub-advisers, including Wholly-Owned Sub-advisers, for each Fund with the approval of the Board but without obtaining shareholder approval. Any change to a sub-advisory agreement that would result in an increase in the total management and advisory fees payable by a Fund is required to be approved by the shareholders of that Fund. The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. Subject to the foregoing, the order also permits the Adviser to materially change the terms of agreements with the sub-advisers or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. The order also permits each Fund to disclose the fees paid to its sub-advisers only in the aggregate in its registration statement. This arrangement has been approved by the Board and each Fund’s initial shareholder. Within 90 days of the retention of a new sub-adviser for a Fund, shareholders of the Fund will receive notification of the change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRI-SK-003-0100

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